Accrued liabilities - Short-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Accrued liabilities
Fuel and traffic accrued expenses		$ 1,819,353	$ 1,285,931
Salaries and benefits		432,596	337,467
Maintenance and aircraft parts accrued expenses		466,566	98,942
Sales, marketing and distribution accrued expenses		386,388	179,342
Accrued administrative expenses		196,856	122,729
Maintenance deposits		170,158	174,549
Deferred revenue from V Club membership		75,434	20,830
Others		45,987	86,374
Information and communication accrued expenses		40,899	35,359
Supplier services agreement		23,763	10,634
Benefits from suppliers		7,776	3,888
Advances from travel agencies		65	242
Total accrued liabilities	$ 178,096	$ 3,665,841	$ 2,356,287